Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2021	2020
Machinery & equipment	3,940	3,925
Office equipment and furniture	3,239	2,900
Computer equipment and licences	2,208	1,171
Total property, plant and equipment gross	9,387	7,996

Accumulated depreciation for:
Machinery & equipment	(3,685)	(3,290)
Office equipment and furniture	(2,948)	(2,573)
Computer equipment and licences	(2,167)	(1,133)
Total accumulated depreciation	(8,800)	(6,996)
Total property, plant and equipment, net	587	1,000
Depreciation charge for the year ended December 31,	513	988